OTHER CURRENT LIABILITIES - Summary of Onerous Contracts Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
At January 1	$ 2,306	$ 2,110
Recognized	147	2,196
Reversed	(2,205)	(2,040)
Exchange differences	(64)	40
At December 31	$ 184	$ 2,306